CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 86,591	$ 81,859
Short-term deposits	0	2,159
Restricted cash	541	2,592
Trade receivables (net of allowance for credit losses of $422 and $1,104 as of December 31, 2022 and 2021, respectively)	50,644	39,161
Contract assets	24,971	26,008
Inventories	33,024	28,432
Other current assets	19,283	14,607
Held for sale asset	0	4,587
Total current assets	215,054	199,405
LONG-TERM ASSETS:
Restricted cash	13	12
Long-term contract assets	11,149	12,539
Severance pay funds	5,947	6,795
Deferred taxes	18,265	17,551
Operating lease right-of-use assets	3,891	4,478
Other long-term assets	10,737	10,456
Total long-term assets	50,002	51,831
PROPERTY AND EQUIPMENT, NET	76,578	72,391
INTANGIBLE ASSETS, NET	309	640
GOODWILL	43,468	43,468
Total assets	385,411	367,735
CURRENT LIABILITIES:
Trade payables	20,668	19,776
Accrued expenses	50,356	49,202
Advances from customers and deferred revenues	30,531	24,373
Operating lease liabilities	1,941	1,818
Other current liabilities	22,291	13,339
Total current liabilities	125,787	108,508
LONG-TERM LIABILITIES:
Accrued severance pay	6,580	7,292
Long-term advances from customers and deferred revenues	1,041	1,209
Operating lease liabilities	1,890	2,283
Other long-term liabilities	5,988	120
Total long-term liabilities	15,499	10,904
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of December 31, 2022 and 2021; Issued and outstanding: 56,610,404 and 56,539,237 shares as of December 31, 2022 and 2021, respectively	2,711	2,706
Additional paid-in capital	932,086	929,871
Accumulated other comprehensive loss	(6,847)	(6,357)
Accumulated deficit	(683,825)	(677,897)
Total shareholders' equity	244,125	248,323
Total liabilities and shareholders' equity	$ 385,411	$ 367,735